This is filed pursuant to Rule 497(e).
     File Nos.: 2-79807 and 811-03586


================================================================================

Alliance Select Investor
Series - Premier
Portfolio Subscription
Application

================================================================================

To Open Your New Alliance Account...

Please complete the application and mail it to:
      Alliance Fund Services, Inc.
      P.O. Box 1520
      Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:
      Alliance Fund Services, Inc.
      500 Plaza Drive
      Secaucus, New Jersey  07094

Section 1   Your Account Registration (Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

    o   Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
        Minor:
        o Indicate your name(s) exactly as it appears on your social security card.

    o   Transfer on Death:
        o   Ensure that your state participates

    o   Trust/Other:
        o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2   Your Address (Required)

Complete in full.

    o   Non-Resident Alien:
        o   Indicate your permanent country of residence.

Section 3   Your Initial Investment (Required)

For each fund in which you are investing: (1) Write the three digit fund number in the column titled 'Indicate three digit fund number located below'.

(2) Write the dollar amount of your initial purchase in the column titled 'Indicate Dollar Amount'.

(If you are eligible for a reduced sales charge, you must also complete Section
4F). (3) Check off a distribution option for your dividends. (4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete
Section 4E.

Section 4 Your Shareholder Options (Complete only those options you want)

A. Automatic Investment Plans (AIP) - You can make periodic investments into the Fund in one of three ways. First, by a periodic withdrawal directly from your bank account and invested into the Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into the Fund. Or third, you can automatically exchange monthly shares of one Alliance Fund for shares of the Fund. In each case, there is a $50,000 minimum for your initial investment into the Fund. To elect one of these options, complete the appropriate portion of Section 4A & 4D.

If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from your fund account. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

F. Reduced Charges (Class A only) - Complete if you would like to link fund accounts that have combined balances that might exceed $100,000 so that future purchases will receive discounts. Complete if you intend to purchase over $100,000 within 13 months.

Section 5 Shareholder Authorization (Required) All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At:
(800) 221-5672

Or Visit Our Website:  www.alliancecapital.com

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                       For Literature Call: (800) 227-4618
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

Alliance Select Investor Series Subscription Application

================================================================================
1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
================================================================================

|_| Individual Account {|_| Male |_| Female } - or - |_| Joint Account - or -

|_| Transfer on Death {|_| Male |_| Female } - or - |_| Gift/Transfer to a Minor

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Owner or Custodian  (First Name)      (MI)  (Last Name)

|_| |_| |_| |_| |_| |_| |_| |_| |_|
(First Name) Joint Owner*, Transfer On Death Beneficiary or Minor

|_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
(MI)  (Last Name)

|_| |_| |_| - |_| |_| - |_| |_| |_| |_|
Social Security Number of Owner or Minor (required to open account)

If Joint Tenants Account: * The Account will be registered
"Joint Tenants with right of Survivorship" unless you indicate otherwise below:

|_| In Common  |_| By Entirety  |_| Community Property

If Uniform Gift/Transfer to Minor Account:

|_| |_|  Minor's State of Residence

|_| Trust - or - |_| Corporation - or - |_| Other_______________________________

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_|    |_|   |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trustee if applicable (First Name) (MI)  (Last Name)

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trust or Corporation or Other Entity

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trust or Corporation or Other Entity continued

|_| |_| |_| |_| |_| |_| |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Trust Dated (MM,DD,YYYY)                Tax ID Number (required to open account)

|_| Employer ID Number  - OR -  |_|  Social Security Number

================================================================================
2. Your Address
================================================================================

|_| |_| |_| |_| |_| |_| |_|    |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Street Number                  Street Name

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|  |_| |_|  |_| |_| |_| |_| |_|
City                                         State    Zip code

|_| |_| |_| |_| |_| |_| |_|     |_| |_| |_| - |_| |_| |_| - |_| |_| |_| |_|
If Non-U.S., Specify Country    Daytime Phone Number

|_| U.S. Citizen  |_| Resident Alien  |_| Non-Resident Alien

SISPPAPP299-P1                                         AllianceCapital [LOGO](R)

================================================================================
3. Your Initial Investment
The minimum investment is $50,000.
The maximum investment in Class B is $250,000; Class C is $1,000,000.
================================================================================

I hereby subscribe for shares of the Alliance Select Investor Series - Premier Portfolio and elect distribution options as indicated.

--------------------------------------
Broker/Dealer Use Only: Wire Confirm #

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
--------------------------------------

                Dividend and Capital Gain Distribution Options:

                R Reinvest distributions into my fund account.

                C Send my distributions in cash to the address I have provided in Section 2. (Complete Section 4D for direct deposit to your bank account. Complete Section 4E for payment to a third party)

                D Direct my distributions to another Alliance fund. Complete the appropriate portion of Section 4A to direct your distributions (dividends and capital gains) to another Alliance Fund (the $250 minimum investment requirement applies to Funds into which distributions are directed).

                     --------------------------------------
                          Make all checks* payable to:
                                 Alliance Funds
                     --------------------------------------

--------------------------------------    --------------------------------------
      Indicate three digit Fund                   Indicate Dollar Amount
        number located below              --------------------------------------
--------------------------------------
                                          --------------------------------------
             |_| |_| |_|                  $
                                          --------------------------------------
             |_| |_| |_|                  $
                                          --------------------------------------
             |_| |_| |_|                  $
                                          --------------------------------------
             |_| |_| |_|                  $
                                          --------------------------------------
--------------------------------------
           Total Investment               $
--------------------------------------    --------------------------------------

--------------------------------------
         Distributions Options
              *Check One*
--------------------------------------

-------------        -----------------
  Dividends            Capital Gains
    R C D                  R C D
-------------        -----------------

 |R| |C| |D|            |R| |C| |D|

 |R| |C| |D|            |R| |C| |D|

 |R| |C| |D|            |R| |C| |D|

 |R| |C| |D|            |R| |C| |D|

*  Cash and money orders are not accepted

                         -------------------------------------------------------
                                               Contingent Deferred  Asset-Based
                         Initial Sales Charge      Sales Charge     Sales Charge
--------------------------------------------------------------------------------
Select Investor Series            A                     B                C
--------------------------------------------------------------------------------
Premier Portfolio                171                   271              371

SISPPAPP299-P2

================================================================================
4. Your Shareholder Options
================================================================================

A.  Automatic Investment Plans (AIP)

Withdraw From My Bank Account Via EFT*

|_| I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).

1-  |_| |_| |_|    |_| |_| |_| |_|           |_| |_| , |_| |_| |_|.00  |_|
    Fund Number    Beginning Date (MM,DD)    Amount ($25 minimum)      Frequency

2-  |_| |_| |_|    |_| |_| |_| |_|           |_| |_| , |_| |_| |_|.00  |_|
    Fund Number    Beginning Date (MM,DD)    Amount ($25 minimum)      Frequency

3-  |_| |_| |_|    |_| |_| |_| |_|           |_| |_| , |_| |_| |_|.00  |_|
    Fund Number    Beginning Date (MM,DD)    Amount ($25 minimum)      Frequency

} Frequency:
M = monthly
Q = quarterly
A = annually

* Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA)

|_| Direct My Distributions

As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

FROM:

|_| |_| |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
Fund Number   Account Number (If existing)

TO:

|_| |_| |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
Fund Number   Account Number (If existing)

|_| Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges, within the same class of shares, between my fund accounts as listed below.

FROM:

|_| |_| |_|    |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
Fund Number    Account Number (If existing)

|_| |_| , |_| |_| |_| .00   |_| |_|
Amount                      Day of Exchange**

TO:

|_| |_| |_|    |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
Fund Number    Account Number (If existing)

** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.

B.  Purchases and Redemptions Via EFT

You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

Instructions:  -   Review the information in the Prospectus about telephone
                   transaction services.

               - If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to
                   Section 4D of this application.

|_|   Purchases and Redemptions via EFT

      I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

================================================================================
For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.
================================================================================

SISPPAPP299-P3

================================================================================
4. Your Shareholder Options (CONTINUED)
================================================================================

C.  Systematic Withdrawal Plans (SWP)

In order to establish a SWP, you must reinvest all dividends and capital gains.

|_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

1-  |_| |_| |_|    |_| |_| |_| |_|           |_| |_| , |_| |_| |_|.00  |_|
    Fund Number    Beginning Date (MM,DD)    Amount ($25 minimum)      Frequency

2-  |_| |_| |_|    |_| |_| |_| |_|           |_| |_| , |_| |_| |_|.00  |_|
    Fund Number    Beginning Date (MM,DD)    Amount ($25 minimum)      Frequency

3-  |_| |_| |_|    |_| |_| |_| |_|           |_| |_| , |_| |_| |_|.00  |_|
    Fund Number    Beginning Date (MM,DD)    Amount ($25 minimum)      Frequency

} Frequency:
M = monthly
Q = quarterly
A = annually

Please send my SWP proceeds to:

|_| My Address of Record (via check)

|_| My checking account-via EFT (complete section 4D) Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your bank account. Otherwise payment will be made by check

|_| The Payee and address specified in section 4E (via check) (Medallion
    Signature Guarantee required)

D. Bank Information This bank account information will be used for:

|_| Distributions (Section 3)

|_| Telephone Transactions (Section 4B)

|_| Automatic Investments (Section 4A)

|_| Withdrawals (Section 4C)

--------------------------------------------------------------------------------
Please Tape a Pre-printed Voided Check Here*
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

* The above services cannot be established without a pre-printed voided check.

For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance mutual fund, all parties must sign in Section 5.

|_| |_| |_| |_| |_| |_| |_| |_|  |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Your Bank's ABA Routing Number   Your Bank Account Number

|_| Checking Account

|_| Savings Account

SISPPAPP299-P4

================================================================================
4. Your Shareholder Options (CONTINUED)
================================================================================

E. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

|_| |_| |_| |_| |_| |_|    |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Distributions (Section 3)  Systematic Withdrawals (Section 4C)

|_| |_| |_| |_| |_| |_| |_|   |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name  (First Name)            (MI)    (Last Name)

|_| |_| |_| |_| |_| |_|    |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Street Number              Street Name

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|    |_| |_|   |_| |_| |_| |_| |_|
City                                               State     Zip code

F. Reduced Charges (Class A only) If you, your spouse or minor children own shares in other Alliance funds, you may be eligible for a reduced sales charge. Please complete the Right of Accumulation section or the Statement of Intent section.

|_| A. Right of Accumulation
    Please link the tax identification numbers or account numbers listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

    ------------------------  ------------------------  ------------------------
    Tax ID or Account Number  Tax ID or Account Number  Tax ID or Account Number

|_| B. Statement of Intent
    I want to reduce my sales charge by agreeing to invest the following amount over a 13-month period:

    |_| $100,000    |_| $250,000    |_| $500,000    |_| $1,000,000

    If the full amount indicated is not purchased within 13 months, I understand that an additional sales charge must be paid from my account.

--------------------------------------------------------------------------------
Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

|________________________________|      |______________________________________|
 Dealer/Agent Firm                       Authorized Signature

|________________________________| |_|  |______________________________________|
 Representative First Name          MI   Last Name

|________________________________|      |______________________________________|
 Dealer/Agent Firm Number                Representative Number

|________________________________|      |______________________________________|
 Branch Number                           Branch Telephone Number

|______________________________________________________________________________|
Branch Office Address

|_______________________________________________|   |_| |_|  |_________________|
 City                                               State     Zip code

SISPPAPP299-P5

================================================================================
5. Shareholder Authorization -- This section MUST be completed
================================================================================

Telephone Exchanges and Redemptions by Check

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

|_| I do not elect the telephone exchange service

|_| I do not elect the telephone redemption by check service

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2.

I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me and that I have not been notified that this account is subject to backup withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.


-------------------------------------------------------     --------------------
Signature                                                   Date


-------------------------------------------------------     --------------------
Signature                                                   Date


-------------------------------------------------------
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer

SISPPAPP299-P6                                         AllianceCapital [LOGO](R)